Fair Value Measurements	9 Months Ended
Sep. 30, 2013
Fair Value Measurements
Fair Value Measurements

7. Fair Value Measurements

        ASC Topic 820, Fair Value Measurement (ASC 820), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances.

        ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

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  Level 1—Quoted market prices in active markets for identical assets or liabilities.

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  Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates, and yield curves.

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  Level 3—Unobservable inputs developed using estimates of assumptions developed by the Company, which reflect those that a market participant would use.

        To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

        Items measured at fair value on a recurring basis include warrants to purchase redeemable convertible preferred stock and warrants to purchase common stock (Note 7). During the periods presented, the Company has not changed the manner in which it values assets and liabilities that are measured at fair value using Level 3 inputs.

        The following tables set forth the Company's financial instruments carried at fair value using the lowest level of input applicable to each financial instrument as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$116,382	$—	$—	$116,382
Restricted cash	913	—	—	913

Total assets	$117,295	$—	$—	$117,295

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$—	$—
Warrants to purchase common stock	—	—	16,526	16,526

Total liabilities	$—	$—	$16,526	$16,526

	December 31, 2012
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$36,847	$—	$—	$36,847
Restricted cash	913	—	—	913

Total assets	$37,760	$—	$—	$37,760

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,422	$1,422
Warrants to purchase common stock	—	—	5,229	5,229

Total liabilities	$—	$—	$6,651	$6,651

        The following table sets forth a summary of changes in the fair value of the Company's preferred and common stock warrant liability, which have been classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Beginning balance	$7,390	$5,089	$6,651	$4,393
Change in fair value	11,149	(132)	12,649	564
Exercises	—	—	(678)	—
Repurchases	—	—	(83)	—
Conversions	(2,013)	—	(2,013)	—

Ending balance	$16,526	$4,957	$16,526	$4,957

        The money market funds noted above are included in cash and cash equivalents in the accompanying balance sheets. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the nine months ended September 30, 2013 or the year ended December 31, 2012 except for the transfer out of the warrants to purchase redeemable convertible preferred stock as described below.

        During the three and nine months ended September 30, 2013, as a result of the closing of the IPO, the warrants to purchase preferred stock were converted to warrants to purchase common stock. The resulting warrants to purchase common stock meet the criteria to be classified as permanent equity and are no longer required to be measured at fair value at each reporting period.

        The fair value of the warrants to purchase preferred stock that were classified as liabilities was estimated using the Black-Scholes option pricing model at the date of issuance and on each re-measurement date. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock, stock price volatility, the contractual term of the warrants, risk free interest rates, and dividend yields. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. See Note 12 for further discussions of the accounting for the warrants, as well as for a summary of the significant inputs and assumptions used to determine the fair value of the warrants.

        The fair value of warrants to purchase common stock that are classified as liabilities is estimated using a Monte Carlo model. This method of valuation involves using inputs such as the fair value of a share of common stock, stock price volatility, and the contractual term of the warrants. Due to the nature of these inputs, the valuation fo the warrants is considered a Level 3 measurement.

        The Company measures eligible assets and liabilities at fair value, with changes in value recognized in earnings. Fair value treatment may be elected either upon initial recognition of an eligible asset or liability or, for an existing asset or liability, if an event triggers a new basis of accounting. The Company did not elect to remeasure any of its existing financial assets or liabilities, and did not elect the fair value option for any financial assets and liabilities transacted in the nine months ended September 30, 2013 or the year ended December 31, 2012.

        The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of September 30, 2013 and December 31, 2012, the Company does not have any significant uncertain tax positions.